Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 14, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Dec. 11, 2015
Document Effective Date	Dec. 14, 2015
Prospectus Date	Dec. 14, 2015
Ultra Short Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIIX
Ultra Short Income Portfolio | Class IS
Prospectus:
Trading Symbol	MULSX
Ultra Short Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAIX